Accrued And Other Current Liabilities, And Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2012
Accrued And Other Current Liabilities, And Other Long-Term Liabilities

23. Accrued and Other Current Liabilities, and Other Long-Term Liabilities

Accrued and other current liabilities at December 31 of each year consisted of the following (in millions):

	2012	2011
Accrued royalties payable	$79.1	$73.3
Lease liabilities	56.4	15.5
Restructuring accruals	27.6	9.7
Accrued rebates	31.8	31.7
Sales and marketing accruals	28.1	23.4
Payroll and related taxes	20.8	32.5
Clinical trial accruals	13.0	15.2
Accrued transaction costs	12.5	—
Janssen AI losses in excess of investment	11.0	—
Accrued interest	9.3	11.4
Cambridge Collaboration termination	8.0	—
Litigation accruals	1.0	0.7
Other accruals	15.5	16.5

Total accrued and other current liabilities	$314.1	$229.9

For further information on the $11.0 million as of December 31, 2012 (2011: $Nil) related to Janssen AI losses in excess of investment made, refer to Note 9.

Other long-term liabilities at December 31 of each year consisted of the following (in millions):

	2012	2011
Unfunded pension liability	$39.1	$12.2
Accrued income tax payable	6.1	6.2
Deferred rent	0.6	17.0
Deferred revenue	0.1	0.4
Other	16.4	24.9

Total other long-term liabilities	$62.3	$60.7

The unfunded pension liability at December 31, 2012 and 2011 relates to two defined benefit pension plans. For additional information, refer to Note 29.

Severance, restructuring and other costs accrual

The following table provides a rollforward of the severance, restructuring and other charges accrual (in millions):

Balance at December 31, 2009	$4.1
Restructuring and other charges	19.4
Reversal of prior year accrual	(0.5)
Cash payments	(9.1)
Non-cash charges	(1.0)

Balance at December 31, 2010	$12.9
Restructuring and other charges	20.4
Reversal of prior year accrual	(1.0)
Cash payments	(21.5)
Non-cash charges	(1.1)

Balance at December 31, 2011	$9.7
Restructuring and other charges	48.7
Reversal of prior year accrual	(2.1)
Reclassification from long term accrual	0.2
Cash payments	(22.9)
Non-cash charges	(6.0)

Balance at December 31, 2012	$27.6